Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Components for Cumulative Effect Adjustment

The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

(Amounts in millions)	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholders’ equity
Investment securities	$267	$(267)	$—
Adjustment to DAC	(4)	1	(3)
Adjustment to sales inducements	(1)	1	—
Provision for income taxes	(93)	94	1

Net cumulative effect adjustment	$169	$(171)	$(2)

Assets and Liabilities of Newly Consolidated Entities

The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

(Amounts in millions)	Carrying value (1)	Adjustment for election of fair value option (2)	Amounts recorded upon consolidation
Assets
Restricted commercial mortgage loans	$564	$—	$564
Restricted other invested assets	409	(30)	379
Accrued investment income	2	—	2

Total assets	975	(30)	945

Liabilities
Other liabilities	138	—	138
Borrowings related to securitization entities	644	(80)	564

Total liabilities	782	(80)	702

Net assets and liabilities of newly consolidated entities	$193	$50	243

Less: amortized cost of fixed maturity securities previously recorded (3)			404

Cumulative effect adjustment to retained earnings upon adoption, pre-tax			(161)
Tax effect			57

Net cumulative effect adjustment to retained earnings upon adoption			$(104)

(1)

Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.

(2)	Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated securitization entities where we have elected fair value option.
(3)	Fixed maturity securities that were previously recorded had net unrealized investment losses of $91 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

Balance Sheet Reflecting Impact of Retrospective Accounting Changes I

The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Assets
Total investments	$71,902	$—	$—	$—	$71,902
Cash and cash equivalents	4,443	—	—	—	4,443
Accrued investment income	691	—	—	—	691
Deferred acquisition costs	7,327	(2,134)	—	—	5,193
Intangible assets	465	3	—	—	468
Goodwill	958	—	—	—	958
Reinsurance recoverable	16,982	—	16	—	16,998
Other assets	906	—	—	—	906
Separate account assets	10,122	—	—	—	10,122
Assets associated with discontinued operations	506	—	—	—	506

Total assets	$114,302	$(2,131)	$16	$—	$112,187

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$31,971	$3	$201	$—	$32,175
Policyholder account balances	26,345	—	—	—	26,345
Liability for policy and contract claims	7,620	—	—	—	7,620
Unearned premiums	4,257	(34)	—	—	4,223
Other liabilities	6,230	—	—	71	6,301
Borrowings related to securitization entities	396	—	—	—	396
Non-recourse funding obligations	3,256	—	—	—	3,256
Long-term borrowings	4,726	—	—	—	4,726
Deferred tax liability	1,634	(733)	(65)	(25)	811
Separate account liabilities	10,122	—	—	—	10,122
Liabilities associated with discontinued operations	80	—	—	—	80

Total liabilities	96,637	(764)	136	46	96,055

Stockholders’ equity:
Class A common stock	1	—	—	—	1
Additional paid-in capital	12,124	12	—	—	12,136
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,586	31	—	—	1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(132)	—	—	—	(132)

Net unrealized investment gains (losses)	1,454	31	—	—	1,485

Derivatives qualifying as hedges	2,009	—	—	—	2,009
Foreign currency translation and other adjustments	558	(5)	—	—	553

Total accumulated other comprehensive income (loss)	4,021	26	—	—	4,047
Retained earnings	3,095	(1,391)	(120)	(46)	1,538
Treasury stock, at cost	(2,700)	—	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,541	(1,353)	(120)	(46)	15,022
Noncontrolling interests	1,124	(14)	—	—	1,110

Total stockholders’ equity	17,665	(1,367)	(120)	(46)	16,132

Total liabilities and stockholders’ equity	$114,302	$(2,131)	$16	$—	$112,187

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

Income Statement Reflecting Impact of Retrospective Accounting Changes I

The following table presents the consolidated income statement for year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Revenues:
Premiums	$5,705	$—	$—	$(17)	$5,688
Net investment income	3,380	—	—	—	3,380
Net investment gains (losses)	(195)	—	—	—	(195)
Insurance and investment product fees and other	1,026	24	—	—	1,050

Total revenues	9,916	24	—	(17)	9,923

Benefits and expenses:
Benefits and other changes in policy reserves	5,926	—	15	—	5,941
Interest credited	794	—	—	—	794
Acquisition and operating expenses, net of deferrals	1,668	262	—	—	1,930
Amortization of deferred acquisition costs and intangibles	738	(145)	—	—	593
Goodwill impairment	29	—	—	—	29
Interest expense	506	—	—	—	506

Total benefits and expenses	9,661	117	15	—	9,793

Income from continuing operations before income taxes	255	(93)	(15)	(17)	130
Provision (benefit) for income taxes	30	(30)	(5)	(6)	(11)

Income from continuing operations	225	(63)	(10)	(11)	141
Income from discontinued operations, net of taxes	36	—	—	—	36

Net income	261	(63)	(10)	(11)	177
Less: net income attributable to noncontrolling interests	139	—	—	—	139

Net income available to Genworth Financial, Inc.’s common stockholders	$122	$(63)	$(10)	$(11)	$38

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.25	$(0.13)	$(0.02)	$(0.02)	$0.08

Diluted (2)	$0.25	$(0.13)	$(0.02)	$(0.02)	$0.08

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

The following table presents the consolidated income statement for year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Revenues:
Premiums	$5,854	$—	$—	$(21)	$5,833
Net investment income	3,266	—	—	—	3,266
Net investment gains (losses)	(143)	—	—	—	(143)
Insurance and investment product fees and other	760	—	—	—	760

Total revenues	9,737	—	—	(21)	9,716

Benefits and expenses:
Benefits and other changes in policy reserves	5,994	1	6	—	6,001
Interest credited	841	—	—	—	841
Acquisition and operating expenses, net of deferrals	1,686	252	—	—	1,938
Amortization of deferred acquisition costs and intangibles	752	(130)	—	—	622
Interest expense	457	—	—	—	457

Total benefits and expenses	9,730	123	6	—	9,859

Income (loss) from continuing operations before income taxes	7	(123)	(6)	(21)	(143)
Provision (benefit) for income taxes	(233)	(37)	(2)	(7)	(279)

Income from continuing operations	240	(86)	(4)	(14)	136
Income from discontinued operations, net of taxes	45	—	—	—	45

Net income	285	(86)	(4)	(14)	181
Less: net income attributable to noncontrolling interests	143	—	—	—	143

Net income available to Genworth Financial, Inc.’s common stockholders	$142	$(86)	$(4)	$(14)	$38

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.29	$(0.18)	$(0.01)	$(0.03)	$0.08

Diluted (2)	$0.29	$(0.17)	$(0.01)	$(0.03)	$0.08

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

Cash Flows from Operating Activities Reflecting Impact of Retrospective Accounting Changes I

The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income	$261	$(63)	$(10)	$(11)	$177
Less (income) from discontinued operations, net of taxes	(36)	—	—	—	(36)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(77)	—	—	—	(77)
Net investment losses	195	—	—	—	195
Charges assessed to policyholders	(690)	—	—	—	(690)
Acquisition costs deferred	(899)	262	—	—	(637)
Amortization of deferred acquisition costs and intangibles	738	(145)	—	—	593
Goodwill impairment	29	—	—	—	29
Deferred income taxes	(301)	(38)	(5)	(6)	(350)
Gain on sale of subsidiary	(20)	(16)	—	—	(36)
Net increase in trading securities, held-for-sale investments and derivative instruments	1,451	—	—	—	1,451
Stock-based compensation expense	31	—	—	—	31
Change in certain assets and liabilities:
Accrued investment income and other assets	(174)	—	—	—	(174)
Insurance reserves	2,492	—	15	—	2,507
Current tax liabilities	145	—	—	—	145
Other liabilities and policy-related balances	(90)	—	—	17	(73)
Cash from operating activities—discontinued operations	70	—	—	—	70

Net cash from operating activities	$3,125	$—	$—	$—	$3,125

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported (1)	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income	$285	$(86)	$(4)	$(14)	$181
Less (income) from discontinued operations, net of taxes	(45)	—	—	—	(45)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(55)	—	—	—	(55)
Net investment losses	143	—	—	—	143
Charges assessed to policyholders	(506)	—	—	—	(506)
Acquisition costs deferred	(839)	252	—	—	(587)
Amortization of deferred acquisition costs and intangibles	752	(130)	—	—	622
Deferred income taxes	(291)	(37)	(2)	(7)	(337)
Net increase in trading securities, held-for-sale investments and derivative instruments	(100)	—	—	—	(100)
Stock-based compensation expense	44	—	—	—	44
Change in certain assets and liabilities:
Accrued investment income and other assets	(31)	—	—	—	(31)
Insurance reserves	2,406	1	6	—	2,413
Current tax liabilities	(173)	—	—	—	(173)
Other liabilities and policy-related balances	(292)	—	—	21	(271)
Cash from operating activities—discontinued operations	38	—	—	—	38

Net cash from operating activities	$1,336	$—	$—	$—	$1,336

(1)

Amounts originally reported in our 2011 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

Balance Sheet Reflecting Impact of Retrospective Accounting Changes II

The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Assets
Total investments	$74,379	$—	$—	$74,379
Cash and cash equivalents	3,632	—	—	3,632
Accrued investment income	715	—	—	715
Deferred acquisition costs	5,036	—	—	5,036
Intangible assets	366	—	—	366
Goodwill	868	—	—	868
Reinsurance recoverable	17,202	28	—	17,230
Other assets	710	—	—	710
Separate account assets	9,937	—	—	9,937
Assets associated with discontinued operations	439	—	—	439

Total assets	$113,284	$28	$—	$113,312

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$33,272	$233	$—	$33,505
Policyholder account balances	26,262	—	—	26,262
Liability for policy and contract claims	7,509	—	—	7,509
Unearned premiums	4,333	—	—	4,333
Other liabilities	5,171	—	68	5,239
Borrowings related to securitization entities	336	—	—	336
Non-recourse funding obligations	2,066	—	—	2,066
Long-term borrowings	4,776	—	—	4,776
Deferred tax liability	1,603	(72)	(24)	1,507
Separate account liabilities	9,937	—	—	9,937
Liabilities associated with discontinued operations	61	—	—	61

Total liabilities	95,326	161	44	95,531

Stockholders’ equity:
Class A common stock	1	—	—	1
Additional paid-in capital	12,127	—	—	12,127
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,692	—	—	2,692
Net unrealized gains (losses) on other-than-temporarily impaired securities	(54)	—	—	(54)

Net unrealized investment gains (losses)	2,638	—	—	2,638

Derivatives qualifying as hedges	1,909	—	—	1,909
Foreign currency translation and other adjustments	655	—	—	655

Total accumulated other comprehensive income (loss)	5,202	—	—	5,202
Retained earnings	2,040	(133)	(44)	1,863
Treasury stock, at cost	(2,700)	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,670	(133)	(44)	16,493
Noncontrolling interests	1,288	—	—	1,288

Total stockholders’ equity	17,958	(133)	(44)	17,781

Total liabilities and stockholders’ equity	$113,284	$28	$—	$113,312

(1)

Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

Income Statement Reflecting Impact of Retrospective Accounting Changes II

The following table presents the consolidated income statement for year ended December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Revenues:
Premiums	$5,038	$—	$3	$5,041
Net investment income	3,343	—	—	3,343
Net investment gains (losses)	27	—	—	27
Insurance and investment product fees and other	1,229	—	—	1,229

Total revenues	9,637	—	3	9,640

Benefits and expenses:
Benefits and other changes in policy reserves	5,358	20	—	5,378
Interest credited	775	—	—	775
Acquisition and operating expenses, net of deferrals	1,594	—	—	1,594
Amortization of deferred acquisition costs and intangibles	722	—	—	722
Goodwill impairment	89	—	—	89
Interest expense	476	—	—	476

Total benefits and expenses	9,014	20	—	9,034

Income from continuing operations before income taxes	623	(20)	3	606
Provision for income taxes	144	(7)	1	138

Income from continuing operations before income taxes	479	(13)	2	468
Income from discontinued operations, net of taxes	57	—	—	57

Net income	536	(13)	2	525
Less: net income attributable to noncontrolling interests	200	—	—	200

Net income available to Genworth Financial, Inc.’s common stockholders	$336	$(13)	$2	$325

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (2)	$0.68	$(0.03)	$—	$0.66

Diluted (2)	$0.68	$(0.02)	$—	$0.66

(1)

Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.

(2)	May not total due to whole number calculation.

Net Cash Flows from Operating Activities Reflecting Impact of Retrospective Accounting Changes II

The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies (1)	Effect of reserve change	Effect of premium restatement	As reported under new policies
Cash flows from operating activities:
Net income	$536	$(13)	$2	$525
Less income from discontinued operations, net of taxes	(57)	—	—	(57)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(88)	—	—	(88)
Net investment gains	(27)	—	—	(27)
Charges assessed to policyholders	(801)	—	—	(801)
Acquisition costs deferred	(611)	—	—	(611)
Amortization of deferred acquisition costs and intangibles	722	—	—	722
Goodwill impairment	89	—	—	89
Deferred income taxes	88	(7)	1	82
Net increase in trading securities, held-for-sale investments and derivative instruments	191	—	—	191
Stock-based compensation expense	26	—	—	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(68)	—	—	(68)
Insurance reserves	2,310	20	—	2,330
Current tax liabilities	(234)	—	—	(234)
Other liabilities and policy-related balances	(1,163)	—	(3)	(1,166)
Cash flows from operating activities—discontinued operations	49	—	—	49

Net cash from operating activities	$962	$—	$—	$962

(1)	Amounts computed under previous policies disclosed in note 2(y) of our 2012 Form 10-K have been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.